Prudential Allocation Fund

                                (Class Z Shares)
----------------------------------------------------

PROSPECTUS DATED MARCH 1, 1996
----------------------------------------------------------------

Prudential Allocation Fund (the Fund) is an open-end, diversified, management investment company comprised of two separate portfolios--the Balanced Portfolio (formerly called the Conservatively Managed Portfolio) and the Strategy Portfolio (the Portfolios). The investment objective of the Balanced Portfolio is to achieve a high total investment return consistent with moderate risk. The investment objective of the Strategy Portfolio is to achieve a high total investment return consistent with relatively higher risk than the Balanced Portfolio. While each Portfolio will seek to achieve its objective by investing in a diversified portfolio of money market instruments, debt obligations and equity securities (including securities convertible into equity securities), the Portfolios will differ with respect to the proportions of investments in debt and equity securities, the quality and maturity of debt securities purchased and the price volatility of equity securities purchased. It is expected that the Strategy Portfolio will offer investors a higher potential return with a correspondingly higher risk of loss than the Balanced Portfolio. There can be no assurance that the Portfolios' investment objectives will be achieved. See "How the Fund Invests--Investment Objectives and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.
--------------------------------------------------------------------------------

Class Z shares are offered by the Balanced Portfolio exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities Incorporated (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated September 29, 1995 (the Retail Class Prospectus), which is a part hereof.
--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated September 29, 1995, which information is incorporated herein by reference (is legally considered to be a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.
--------------------------------------------------------------------------------

INVESTORS ARE  ADVISED  TO  READ  THIS  PROSPECTUS  AND  RETAIN  IT  FOR  FUTURE
REFERENCE.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                 FUND EXPENSES
                              (BALANCED PORTFOLIO)

SHAREHOLDER TRANSACTION EXPENSES               CLASS Z SHARES
                                               --------------
    Maximum Sales Load Imposed on Purchases
      (as a percentage of offering price)....    None
    Maximum Sales Load or Deferred Sales Load
      Imposed on Reinvested Dividends........    None
    Deferred Sales Load (as a percentage of
      original purchase price or redemption
      proceeds, whichever is lower)..........    None
    Redemption Fees..........................    None
    Exchange Fee.............................    None


ANNUAL FUND OPERATING EXPENSES*                CLASS Z SHARES
(as a percentage of average net assets)        --------------
    Management Fees..........................        .65%
    12b-1 Fees...............................    None
    Other Expenses...........................        .32
                                                     ---
    Total Fund Operating Expenses............        .97%
                                                     ---
                                                     ---

EXAMPLE                                                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                             -------     -------     -------     ---------
You would pay the following expenses on a $1,000
  investment, assuming: (1) 5% annual return and (2)
  redemption at the end of each time period:
    Class Z................................................    $10         $31         $54         $119

The  above example  is based on  expenses expected  to have been  incurred if  Class Z shares  had been in existence throughout  the  fiscal year  ended  July 31,  1995.  THE EXAMPLE  SHOULD  NOT BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The  purpose of this table is to assist investors  in understanding the various costs and expenses that an investor in Class Z shares of the Balanced  Portfolio will bear, whether directly or indirectly. For  more complete  descriptions of the various costs and expenses,  see "How the Fund is Managed." "Other Expenses"
includes operating expenses of the Portfolio, such as Trustees' and professional fees, registration  fees, reports to shareholders and transfer agency and custodian fees.

------------
   * Estimated based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended July 31, 1995.

THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

  Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND VALUES ITS SHARES" IN THE RETAIL CLASS PROSPECTUS:

  The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that the Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual differential among the classes.

THE FOLLOWING INFORMATION SUPPLEMENTS "TAXES, DIVIDENDS AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

  As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

  The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE-- HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

  Class Z shares are offered exclusively for sale by the Balanced Portfolio to participants in the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to contributions in the Plan. All purchases through the Plan will be for Class Z shares. Effective as of March 1, 1996, Class A shares of the Balanced Portfolio held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged for Class Z shares. Individual Plan participants should contact the Prudential Securities Benefits Department for information on making or changing investment choices. The Prudential Securities Benefits Department is located at One Seaport Plaza, 33rd Floor, New York, New York 10292 and may be reached by calling (212) 214-7194.

  The average net asset value per share at which shares of the Balanced Portfolio are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

  Class Z shareholders of the Balanced Portfolio may exchange their Class Z shares for Class Z shares of certain other Prudential Mutual Funds on the basis of the relative net asset value. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares. See "How to Buy Shares of the Fund" above. Participants who wish to transfer their Class Z shares out of the PSI 401(k) Plan following separation from service (I.E., voluntary or involuntary termination of employment or retirement) will have their Class Z shares exchanged for Class A shares at net asset value.

  THE INFORMATION ABOVE ALSO SUPPLEMENTS THE INFORMATION UNDER "FUND HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                           PRUDENTIAL ALLOCATION FUND
                       SUPPLEMENT DATED MARCH 1, 1996 TO
                      PROSPECTUS DATED SEPTEMBER 29, 1995

  THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF SHARES" IN THE PROSPECTUS:

  The Fund is authorized to offer an unlimited number of shares of beneficial interest, $.01 par value per share, of separate series or portfolios, one of which is the Balanced Portfolio which is divided into four classes of shares, designated Class A, Class B, Class C and Class Z shares. Each class represents an interest in the same assets of the Portfolio and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. Currently, the Balanced Portfolio is offering four classes, designated Class A, Class B, Class C and Class Z shares, and the Strategy Portfolio is offering three classes, designated Class A, Class B and Class C shares.

  THE FOLLOWING INFORMATION FOR THE CLASS Z SHARES SUPPLEMENTS "HOW THE FUND CALCULATES PERFORMANCE" IN THE PROSPECTUS:

  The Fund will include performance data for each class of shares of a Portfolio offered through the Prospectus in any advertisement or information including performance data of the Portfolio.

                            PRUDENTIAL MUTUAL FUNDS



                        Supplement dated January 5, 1996


The following information supplements the Prospectus of each of the Funds listed below.


                               SHAREHOLDER GUIDE



HOW TO BUY SHARES OF THE FUND



REDUCTION AND WAIVER OF INITIAL SALES CHARGES.



    OTHER WAIVERS. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a) officers and current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (d) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer and (e) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end fund sponsored by the financial adviser's previous employer (other than a money market fund or other no-load fund which imposes a distribution or service fee of
 .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase.



    You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

    Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.



NAME OF FUND                                                              PROSPECTUS DATE
------------------------------------------------------------------------  ----------------------------------------
The BlackRock Government Income Trust                                     August 31, 1995
Global Utility Fund, Inc.                                                 November 29, 1995
Nicholas-Applegate Fund, Inc.                                             March 6, 1995
  Nicholas-Applegate Growth Equity Fund
Prudential Allocation Fund                                                September 29, 1995
  Balanced Portfolio
  Strategy Portfolio
Prudential California Municipal Fund
  California Income Series                                                November 1, 1995
  California Series                                                       November 1, 1995
Prudential Diversified Bond Fund, Inc.                                    January 3, 1995
                                                                          (As supplemented on June 20, 1995)
Prudential Equity Fund, Inc.                                              February 28, 1995
Prudential Equity Income Fund                                             January 2, 1996
Prudential Europe Growth Fund, Inc.                                       June 30, 1995
Prudential Global Genesis Fund, Inc.                                      July 31, 1995
Prudential Global Limited Maturity Fund, Inc.
  Limited Maturity Portfolio                                              January 3, 1995
Prudential Global Natural Resources Fund, Inc.                            July 31, 1995
Prudential Government Income Fund, Inc.                                   May 1, 1995
Prudential Growth Opportunity Fund, Inc.                                  November 29, 1995
Prudential High Yield Fund, Inc.                                          February 28, 1995
Prudential Intermediate Global Income Fund, Inc.                          March 2, 1995
Prudential Jennison Fund, Inc.                                            October 27, 1995
Prudential Mortgage Income Fund, Inc.                                     August 25, 1995
Prudential Multi-Sector Fund, Inc.                                        June 30, 1995
Prudential Municipal Bond Fund                                            June 30, 1995
  Insured Series
  High Yield Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series                                                          November 1, 1995
  Hawaii Income Series                                                    November 1, 1995
  Maryland Series                                                         November 1, 1995
  Massachusetts Series                                                    November 1, 1995
  Michigan Series                                                         November 1, 1995
  New Jersey Series                                                       November 1, 1995
  New York Series                                                         November 1, 1995
  North Carolina Series                                                   November 1, 1995
  Ohio Series                                                             November 1, 1995
  Pennsylvania Series                                                     November 1, 1995
Prudential National Municipals Fund, Inc.                                 February 28, 1995
Prudential Structured Maturity Fund, Inc.                                 March 1, 1995
  Income Portfolio
Prudential Utility Fund, Inc.                                             March 1, 1995



MF950C-17

    The Prospectus is incorporated herein by reference in its entirety from Post-Effective Amendment No. 17 to Registrant's Registration Statement (File No. 33-12531) filed on December 15, 1995.

                           PRUDENTIAL ALLOCATION FUND
                       SUPPLEMENT DATED MARCH 1, 1996 TO
                   STATEMENT OF ADDITIONAL INFORMATION DATED
                               SEPTEMBER 29, 1995

THE FOLLOWING INFORMATION SUPPLEMENTS "TRUSTEES AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  As of October 13, 1995, the Trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of either Portfolio of the Fund.

  As of October 13, 1995, Prudential Securities was the record holder for other beneficial owners of 11,725,273 Class A shares (or 51% of the outstanding Class A shares), 13,183,281 Class B shares (or 35% of the outstanding Class B shares) and 44,330 Class C shares (or 32% of the outstanding Class C shares) of the Balanced Portfolio and 2,675,198 Class A shares (or 37% of the outstanding Class A shares), 10,895,278 Class B shares (or 50% of the outstanding Class B shares) and 14,936 Class C shares (or 54% of the outstanding Class C shares) of the Strategy Portfolio. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

  As of October 13, 1995, Prudential Bank & Trust C/F the IRA of Clarence A. Lukeski, P.O. Box 2, Hamlin, PA 18427-0002 and Marvel Food Stores #3 Inc., 429
W. Lockeford Street, Lodi, CA 95240-2035 were the beneficial owners of 5.2% and 14.5% respectively, of the Class C outstanding voting securities of the Balanced Portfolio. As of October 13, 1995, Prudential Bank & Trust Co. C/F the IRA of Henry W. Anthony, RR1 Box 92, Fryeburg, ME 04037-9709, Steven N. Hendel, 7 Brown Terrace, Cranford, NJ 07016-1501, Prudential Securities C/F Dennis Gushue IRA DTD 12/29/94, P.O. Box 33418, Las Vegas, NV 89133-3418, Prudential Bank & Trust C/F the IRA of Homer R. O'Connor, 2 Front Drive, Little Hocking, OH 45742-9710, Kenzie Ramsey, 4281 Shafer Dr, Hamilton, OH 45011-2336 and Prudential Securities, Inc. FA Allen C. Bellamy, 10610 Hanging Moss Trail, Charlotte, NC 28227 were the beneficial owners of 11.4%, 7.8%, 8.9%, 6.5%, 5.6% and 5.3%
respectively, of the Class C outstanding voting securities of the Strategy Portfolio.

THE FOLLOWING INFORMATION SUPPLEMENTS "DISTRIBUTOR" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Class Z shares of the Balanced Portfolio under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

THE FOLLOWING INFORMATION SUPPLEMENTS "PURCHASE AND REDEMPTION OF FUND SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Balanced Portfolio of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to participants in the Prudential
Securities 401(k) Plan, an employee benefit plan sponsored by Prudential Securities (the PSI 401(k) Plan). See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.

  Each class represents an interest in the same assets of the Portfolio and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service expenses, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan. See "Distributor" and "Shareholder Investment Account-- Exchange Privilege."

SPECIMEN PRICE MAKE-UP

  Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 5% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the Balanced Portfolio's net asset value at July 31, 1995, the maximum offering price of the Balanced Portfolio's shares is as follows:

CLASS A
Net asset value and redemption price per Class A share...................................  $   12.04
Maximum sales charge (5% of offering price)..............................................        .63
                                                                                           ---------
Offering price to public.................................................................  $   12.67
                                                                                           ---------
                                                                                           ---------
CLASS B
Net asset value, offering price and redemption price per Class B share*..................  $   12.00
                                                                                           ---------
                                                                                           ---------

CLASS C
Net asset value, offering price and redemption price per Class C share*..................  $   12.00
                                                                                           ---------
                                                                                           ---------

CLASS Z
Net asset value, offering price and redemption price per Class Z share**.................  $   12.04
                                                                                           ---------
                                                                                           ---------

------------
* Class B and Class C shares  are subject to a contingent deferred sales  charge
on   certain   redemptions.   See   "Shareholder   Guide--How   to   Sell   Your
Shares--Contingent Deferred Sales Charges" in the Prospectus.
** Class Z shares did not exist at July 31, 1995.

THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER INVESTMENT ACCOUNT--EXCHANGE PRIVILEGE" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  CLASS Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

    Prudential Equity Income Fund
    Prudential Equity Fund, Inc.
    Prudential Global Fund, Inc.
    Prudential Government Income Fund, Inc.
    Prudential Government Securities Trust
      (Money Market Series)
    Prudential Growth Opportunity Fund, Inc.
    Prudential High Yield Fund, Inc.
    Prudential Jennison Fund, Inc. (expected to be available later in 1996) Prudential MoneyMart Assets, Inc.
    Prudential Multi-Sector Fund, Inc.
    Prudential Pacific Growth Fund, Inc.
    Prudential Utility Fund, Inc.

  THE  FOLLOWING  INFORMATION  SUPPLEMENTS  "PERFORMANCE  INFORMATION"  IN   THE
STATEMENT OF ADDITIONAL INFORMATION:

    AVERAGE ANNUAL TOTAL RETURN. The Balanced Portfolio may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

    AGGREGATE TOTAL RETURN. The Balanced Portfolio may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

    YIELD. The Balanced Portfolio may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C and Class Z shares.

                                       2